Sanctions (Details)				12 Months Ended
	May 27, 2019 COP ($) item	Feb. 28, 2018 COP ($) item	Feb. 12, 2018 COP ($) USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Jul. 26, 2019 COP ($)	Jul. 26, 2019 USD ($)	Jun. 30, 2019 COP ($)	Jun. 30, 2019 USD ($)	May 27, 2019 USD ($)	Feb. 28, 2018 USD ($)	Feb. 12, 2018 USD ($)	Oct. 03, 2017 COP ($)	Oct. 03, 2017 USD ($)	Jul. 26, 2017 COP ($)	Jul. 26, 2017 USD ($)	Jul. 12, 2017 COP ($)	Jul. 12, 2017 USD ($)	Jun. 30, 2017 COP ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2012 BRL (R$)
Empresa Distribuidora del Sur S.A [Member] | Street Safety Violations Liability [Member] | National Electricity Regulator [Member]
Sanctions [Line Items]
Fine or penalties imposed								$ 88,500,000		$ 1,400,000
Empresa Distribuidora del Sur S.A [Member] | Commercial Quality Standards Violation Liability [Member] | National Electricity Regulator [Member]
Sanctions [Line Items]
Fine or penalties imposed								28,500,000		476,000
Tax difference imposed | $								9,746.63
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Federal Administration Of Public Revenues [Member]
Sanctions [Line Items]
Fine or penalties imposed								$ 58,480		977
Tax difference imposed | $										163
Enel Distribución Río | Sao Gonçalo Municipal Secretariat for the Environment [Member]
Sanctions [Line Items]
Fine or penalties imposed									R$ 47,000,000
Amount involved									47,000,000	11,605,000
Enel Distribución Río | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved									7,008,000	1,742,000
Percentage of value of amount offset to be paid as fine				50.00%	50.00%
Enel Distribución Ceara | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved									1,062,000	264,000
Percentage of value of amount offset to be paid as fine				50.00%	50.00%
Enel Distribución Ceara | State Treasury Of Ceara Tax Authority [Member]
Sanctions [Line Items]
Amount involved									915,000	227,000
Enel Distribución Ceara | Errors In Records Of Company's Asset Base Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed																											R$ 20,600,000
Amount involved									21,100,000	5,217,000
Reduced fine amount																											R$ 11,200,000
Enel Distribucion Goias S.A. (Distribucion) [Member] | Non-Fulfilment Of A Sectorial Obligation [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed																										R$ 61,000,000
Amount involved									38,400,000	9,474,000
Enel Distribucion Goias S.A. (Distribucion) [Member] | Customer Service Quality Issues Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed									62,000,000
Amount involved									62,000,000	15,308,000,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved									47,335,000	11,791,000
Percentage of value of amount offset to be paid as fine				50.00%	50.00%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Errors In Records Of Company's Asset Base Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved									182,200,000	45,314,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Asset Accounting Records Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved									90,300,000	22,472,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices 2012 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved									24,300,000	6,059,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices2013 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved									67,100,000	16,692,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices2014 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved									34,200,000	8,521,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices 2015 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved									24,300,000	6,059,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices2018 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved									40,500,000	10,067,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Nonconformith In Budgetary Liquidation Process One [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved									22,400,000	5,574,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Nonconformith In Budgetary Liquidation Process Two [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved									70,200,000	17,458,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws One [Member] | Municipality Of Jandira [Member]
Sanctions [Line Items]
Amount involved									20,500,000	5,094,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws One [Member] | Municipality Of Sao Paulo [Member]
Sanctions [Line Items]
Amount involved									31,200,000	7,797,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws One [Member] | Municipality Of Itapevi [Member]
Sanctions [Line Items]
Amount involved									29,800,000	7,414,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws Two [Member] | Municipality Of Jandira [Member]
Sanctions [Line Items]
Amount involved									23,800,000
Reduced fine amount | $										5,925,000
Enel Green Power Cachoeira Dourada S.A [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved									1,064,000	264,500
Percentage of value of amount offset to be paid as fine				50.00%	50.00%
Enel Cien [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved									86,000	21,400
Percentage of value of amount offset to be paid as fine				50.00%	50.00%
Enel Generación Fortaleza S.A. [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved									R$ 2,038,000	506,600
Percentage of value of amount offset to be paid as fine				50.00%	50.00%
Enel Distribución Perú S.A.A | Corporate Tax Audit Procedure 2006 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							S/ 2,451,254			739,000
Default interest on fines imposed							2,264,959			683,000
Enel Distribución Perú S.A.A | Corporate Tax Audit Procedure 2007 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,424,073			731,000
Default interest on fines imposed							3,014,106			909,000
Provision for fines imposed				S/ 5,806,506	$ 1,751,000
Enel Distribución Perú S.A.A | Omission Of Advance Taxes 2007 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,150,442			648,000
Default interest on fines imposed							2,897,412			874,000
Enel Distribución Perú S.A.A | Corporate Tax Audit Procedure 2008 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,591,405			781,000
Default interest on fines imposed							2,749,236			829,000
Enel Distribución Perú S.A.A | Ommission Of Advance Taxes January and February 2008 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							433,898			131,000
Default interest on fines imposed							549,825			166,000
Enel Distribución Perú S.A.A | Ommission Of Advance Taxes March To December 2008 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,197,397			662,000
Default interest on fines imposed							2,643,099			797,000
Enel Distribución Perú S.A.A | Corporate Tax Audit Procedure 2009 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							616,333			186,000
Default interest on fines imposed							400,616			121,000
Enel Distribución Perú S.A.A | Omission Of Advance Taxes 2009 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							1,538,153			464,000
Default interest on fines imposed							1,595,377			481,000
Enel Distribución Perú S.A.A | Corporate Tax Audit Procedure 2010 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							500,298			151,000
Default interest on fines imposed							314,788			95,000
Enel Distribución Perú S.A.A | Omission Of Advance Taxes 2010 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							374,545			113,000
Default interest on fines imposed							422,876			127,000
Enel Distribución Perú S.A.A | Corporate Tax Audit Procedure 2011 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							507,761			153,000
Default interest on fines imposed							317,452			96,000
Enel Distribución Perú S.A.A | Omission Of Advance Taxes 2011 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							593,147			179,000
Default interest on fines imposed							425,908			128,000
Enel Generacion Piura S.A. | Corporate Tax Audit Procedure 1999 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,076,888			626,000
Default interest on fines imposed							10,501,965			3,166,000
Enel Generacion Piura S.A. | Corporate Tax Audit Procedure 2000 And 2001 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							6,460,523			1,948,000
Amount paid				7,928,535	2,390,000
Default interest on fines imposed							14,786,488			4,458,000
Enel Generacion Piura S.A. | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed | $										2,974,000
Amount paid				S/ 5,832,129	1,758,000
Default interest on fines imposed							3,395,224			1,024,000
Enel Peru S A C | Corporate Tax Audit Procedure And Ad Valorem General Sales Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,920,104			880,000
Default interest on fines imposed							14,053,695			4,237,000
Enel Peru S A C | Improper Application Of Ad Valorem General Sales Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							1,771,933			534,000
Default interest on fines imposed							10,231,619			3,085,000
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							6,868,256			2,071,000
Default interest on fines imposed							S/ 4,844,855			1,461,000
Emgesa [Member] | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Environment Authorities A N L A [Member]
Sanctions [Line Items]
Fine or penalties imposed						$ 2,503,258,650				762,083
Emgesa [Member] | Infringement Of Environmental Regulations Liability [Member] | Environment Authorities C A M [Member]
Sanctions [Line Items]
Fine or penalties imposed						758,864,000				231,026
Reduced fine amount						$ 492,700,000				$ 149,996
Codensa [Member] | Superintendency of Public Services [Member]
Sanctions [Line Items]
Fine or penalties imposed	$ 39,749,568	$ 62,499,360	$ 15,624,840								$ 1,656,232,000	$ 504,217			$ 12,101	$ 19,027	$ 4,757			$ 1,475,434,000	$ 449,176
Number of user of the service exceeded the invoiced distribution charge	7	10	1
Codensa [Member] | Violation of Colombian Personal Data Protection Regime Liability [Member] | Superintendency of Industry and Commerce [Member]
Sanctions [Line Items]
Fine or penalties imposed																								$ 241,309,250	$ 73,463
Codensa [Member] | SUI Violations | Superintendency of Public Services [Member]
Sanctions [Line Items]
Fine or penalties imposed																		$ 1,490,188,340	$ 453,667
Codensa [Member] | RETIE Violations | Superintendency of Public Services [Member]
Sanctions [Line Items]
Fine or penalties imposed																		$ 981,163,610	$ 298,702
Sociedad Portuaria Central Cartagena S.A. [Member] | Superintendence of Ports and Transport [Member]
Sanctions [Line Items]
Fine or penalties imposed																						$ 18,442,925	$ 5,609
Provision for fines imposed | $					$ 33,792,000
Enel Americas [Member]
Sanctions [Line Items]
Fine or penalties imposed													$ 326,870	$ 435,000